Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2015

Collection Period Start	1-Sep-15	Distribution Date	15-Oct-15
Collection Period End	30-Sep-15	30/360 Days	30
Beg. of Interest Period	15-Sep-15	Actual/360 Days	30
End of Interest Period	15-Oct-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	342,923,542.31	302,380,548.49	0.3137184
Total Securities		963,859,720.12	342,923,542.31	302,380,548.49	0.3137184
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.476550%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	64,063,822.19	23,520,828.37	0.1218696
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	40,542,993.82	40,039.89	210.0673255	0.2074606
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,542,993.82	128,206.56

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				4,703,090.30
Monthly Interest				1,526,709.38
Total Monthly Payments				6,229,799.68

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				388,174.74
Aggregate Sales Proceeds Advance				19,397,968.19
Total Advances				19,786,142.93

Vehicle Disposition Proceeds:
Reallocation Payments				23,787,898.70
Repurchase Payments				2,344,678.08
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,535,513.83
Excess Wear and Tear and Excess Mileage				250,541.47
Remaining Payoffs				0.00
Net Insurance Proceeds				117,813.18
Residual Value Surplus				612,488.91
Total Collections				61,664,876.78

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	16,516,533.70			1,131
Involuntary Repossession	76,646.00			6
Voluntary Repossession	10,578.00			1
Full Termination	7,128,914.00			473
Bankruptcy	55,227.00			2
Insurance Payoff		114,988.66		7
Customer Payoff			309,042.10	16
Grounding Dealer Payoff			5,478,815.24	304
Dealer Purchase			1,723,008.01	89
Total	23,787,898.70	114,988.66	7,510,865.35	2,029

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	19,209	385,447,207.89	7.00000%	342,923,542.31
Total Depreciation Received		(5,374,409.72)		(4,376,665.11)
Principal Amount of Gross Losses	(33)	(611,562.28)		(543,449.74)
Repurchase / Reallocation	(134)	(2,480,017.05)		(2,344,678.08)
Early Terminations	(822)	(14,026,890.58)		(12,380,853.17)
Scheduled Terminations	(1,233)	(23,062,976.13)		(20,897,347.72)
Pool Balance - End of Period	16,987	339,891,352.13		302,380,548.49

Remaining Pool Balance
Lease Payment				35,615,282.33
Residual Value				266,765,266.16
Total				302,380,548.49

III. DISTRIBUTIONS

Total Collections					61,664,876.78
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					61,664,876.78

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					374,183.57
3. Reimbursement of Sales Proceeds Advance					18,063,011.03
4. Servicing Fee:
Servicing Fee Due					285,769.62
Servicing Fee Paid					285,769.62
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					18,722,964.22

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					40,039.89

Class A-3 Notes Monthly Interest Paid					40,039.89
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	128,206.56
Total Note and Certificate Monthly Interest Paid	128,206.56
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	42,813,706.00

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,542,993.82

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	40,542,993.82
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,270,712.18

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,270,712.18
Gross Reserve Account Balance		16,728,607.98
Remaining Available Collections Released to Seller		2,270,712.18
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.81
Monthly Prepayment Speed		85%
Lifetime Prepayment Speed		76%

	$	units
Recoveries of Defaulted and Casualty Receivables	351,984.71
Securitization Value of Gross Losses and Casualty Receivables	543,449.74	33
Aggregate Defaulted and Casualty Gain (Loss)	(191,465.03)
Pool Balance at Beginning of Collection Period	342,923,542.31
Net Loss Ratio	-0.0558%

Cumulative Net Losses for all Periods	0.1449%	1,396,290.09

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,649,005.14	209
61-90 Days Delinquent	773,973.76	45
91-120+ Days Delinquent	331,496.89	19
Total Delinquent Receivables:	4,754,475.79	273
60+ Days Delinquencies as Percentage of Receivables	0.32%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	23,645,447.70	1599
Securitization Value	25,538,700.45
Aggregate Residual Gain (Loss)	(1,893,252.75)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	211,363,781.32	14,218
Cumulative Securitization Value	231,919,587.59
Cumulative Residual Gain (Loss)	(20,555,806.27)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		29,847,440.81
Reimbursement of Outstanding Advance		18,063,011.03
Additional Advances for current period		19,397,968.19
Ending Balance of Residual Advance		31,182,397.97

Beginning Balance of Payment Advance		815,108.80
Reimbursement of Outstanding Payment Advance		374,183.57
Additional Payment Advances for current period		388,174.74
Ending Balance of Payment Advance		829,099.97

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No